Cover	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	40-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-40786
Entity Registrant Name	SIGMA LITHIUM CORPORATION
Entity Central Index Key	0001848309
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	181, Bay Street, Suite 4400
Entity Address, City or Town	Toronto
Entity Address, Country	CA
City Area Code	55
Local Phone Number	11-2985-0089
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	SGML
Security Exchange Name	NASDAQ
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Common Stock, Shares Outstanding	111,402,979
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Auditor Name	Grant Thornton Auditores Independentes Ltda.
Auditor Location	São Paulo, Brazil
Auditor Firm ID	5270
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	28 Liberty Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	212
Local Phone Number	894-8940
Contact Personnel Name	C T Corporation System